DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	7. DERIVATIVE FINANCIAL INSTRUMENTS
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2026			31 December 2025
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	11,651	78	69	9,341	85	118
Interest rate contracts	77,601	571	763	25,372	198	336
Inflation rate contracts	85	6	16	171	16	30
Equity and credit contracts	534	87	21	568	94	21
Total derivatives held for trading	89,871	742	869	35,452	393	505
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	6,093	73	39	4,099	86	16
Interest rate contracts	185,842	1,567	275	169,084	564	479
Inflation rate contracts	1,850	12	3	1,850	69	–
0	193,785	1,652	317	175,033	719	495
Designated as cash flow hedges:
Exchange rate contracts	19,220	350	271	18,343	500	378
Interest rate contracts	38,672	202	412	37,508	316	367
1	57,892	552	683	55,851	816	745
Total derivatives held for hedging	251,677	2,204	1,000	230,884	1,535	1,240
Derivative netting[1]	–	(857)	(857)	–	(1,058)	(1,058)
Total derivatives	341,548	2,089	1,012	266,336	870	687
1 Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£1,148m (2025: £827m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £36m (2025: £23m).